Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary Information for Stock Options

The following table includes summary information for stock options as of December 31, 2012:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding at January 1, 2012	1,151,567	$89.93
Granted	71,686	$69.12
Exercised	(188,631)	$48.06
Terminated	(6,665)	$100.73
Outstanding at December 31, 2012	1,027,957	$96.10	3.4
Exercisable at December 31, 2012	854,178	$99.52	2.8

Summarizes Information for Incentive Stock Awards and Restricted Stock Awards

The following table summarizes information for incentive stock awards and restricted stock awards as of December 31, 2012:

	Incentive Stock		Restricted Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2012	31,700	$81.04	305,088	$95.72
Awarded	12,702	$81.41	58,918	$69.12
Distributed	(15,520)	$80.55	(119,328)	$111.92
Forfeited	(1,155)	$82.49	(6,084)	$90.06
December 31, 2012	27,727	$81.42	238,594	$81.19

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended December 31, 2012, 2011 and 2010, unrecognized compensation cost for nonvested awards at December 31, 2012 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

(add 000, except year data)	Stock Options	Restricted Stock Awards	Incentive Compensation Awards	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2012	$1,835	$4,980	$237	$729	$7,781
2011	$2,602	$7,929	$272	$719	$11,522
2010	$3,406	$10,368	$261	$640	$14,675
Unrecognized compensation cost at December 31, 2012:	$1,473	$4,400	$51	$—	$5,924
Weighted-average period over which unrecognized compensation cost to be recognized:	1.9 years	2.1 years	1.5 years	—

Expected Stock-Based Compensation Expense in Future Periods for Outstanding Awards	The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2012:

(add 000)
2013	$3,199
2014	1,975
2015	720
2016	30
Total	$5,924